INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2025	2024
Patent	$257,400	$246,600
Software	43,129	41,319
Less: accumulated amortization	(291,903)	(271,391)
Intangible assets, net	$8,626	$16,528

Schedule of estimated future amortization expense

Amortization
Years ending December 31,	expense
2026	8,626
Total	$8,626